Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2017
Liquidity Risk Tables
Schedule of principal and interest payments
December 31, 2017	Carrying amount	Less than 1 month	1-3 months	3 months to 1 year
Financial assets	RMB’000	RMB’000	RMB’000	RMB’000
Cash and cash equivalents	21,717	21,717	-	-
Loan receivables	791,390	75,460	115,621	668,106
	813,107	97,177	115,621	668,106
Financial liabilities
Loans payable	226,370	34,048	48,219	156,549

December 31, 2016
Financial assets
Cash and cash equivalents	96,791	96,791	-	-
Loan receivables	675,341	149,009	118,827	470,639
	772,132	245,800	118,827	470,639
Financial liabilities
Loans payable	200,470	8,290	70,057	129,755